STOCKHOLDERS' EQUITY - Common Stock (Details)			6 Months Ended
	Mar. 30, 2026 USD ($) shares	Mar. 20, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Vote shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
STOCKHOLDERS' EQUITY
Voting rights per share | Vote			1
Common shares, issued (in shares) | shares			513,652	136,787	71,805
Preferred shares, issued (in shares) | shares			26,411.5	0	856
Expense for commitment shares issued upon signing the equity line of credit (ELOC)			$ 11,874,000
Proceeds received related to equity line of credit (ELOC)			1,571,000
March 2026 Registered Direct Offering
STOCKHOLDERS' EQUITY
Common shares, issued (in shares) | shares		227,307
Purchase price of common stock | $ / shares		$ 11.52
Gross proceeds received		$ 2,600,000	$ 2,617,000
Equity line of credit
STOCKHOLDERS' EQUITY
Issuance of common stock, net of issuance costs (in shares) | shares			82,600
Preferred shares, issued (in shares) | shares	10,000
Expense for commitment shares issued upon signing the equity line of credit (ELOC)	$ 11,900,000
Proceeds received related to equity line of credit (ELOC)			$ 1,600,000
Amount of maximum commitment	$ 500,000,000
Percentage of share issuance	19.99%
Percentage of threshold on volume-weighted average price	90.00%